Available-for-sale equity securities - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥) shares
Schedule of Available-for-sale Securities
Consideration made to acquire available-for-sale equity securities	$ 9,611	¥ 66,154		¥ 4,647
Dividend income	7	45	¥ 49,198	2,344
Impairment loss on available-for-sale equity securities	368	2,533	8,361
Cost basis of the available-for-sale equity securities	14,615		36,976		¥ 100,597
The aggregate fair values of the available-for-sale equity securities	$ 29,171		¥ 162,734		¥ 200,790
Life Corporation Limited - listed on Australian Securities Exchange
Schedule of Available-for-sale Securities
Ordinary shares held	8,122,222		8,122,222		8,122,222
Percentage equity interest owned	11.40%		11.40%		11.40%
Impairment loss on available-for-sale equity securities	$ 368	2,533	¥ 8,361
Total unrealized holding gain (loss)	$ (27)		¥ (1,276)		¥ (185)
Cordlife Group Limited - listed on Singapore Exchange
Schedule of Available-for-sale Securities
Ordinary shares held	25,516,666		25,516,666		25,516,666
Percentage equity interest owned	9.80%		9.80%		9.80%
Dividend income | ¥		0	¥ 17,007	¥ 2,344
Total unrealized holding gain (loss)	$ 13,370		¥ 130,794		¥ 92,025
Industry specific fund
Schedule of Available-for-sale Securities
Consideration made to acquire available-for-sale equity securities	10,000	¥ 66,154
Other investment
Schedule of Available-for-sale Securities
Total unrealized holding gain (loss)	$ (10)				¥ (72)